UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         8/9/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            24
                                               -------------

Form 13F Information Table Value Total:           $474,892
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        Column 1          Column 2     Column 3    Column 4    Column 5            Column 6Column 7Column 8
        Name of           Title of                   Value     Shrs of    SH/ PUT/ Investme Other
         Issuer             Class       CUSIP      (x1000)      PRN AMT  PRN  CALL DiscretiManagers Sole  SharedNone

ALEXANDERS INC.         COM           014752109        12,430       74100            Sole           Sole
AMERICAN STRATEGIC INC. COM           030098107         1,852      149500            Sole           Sole
AMERICAN STRATEGIC INC ICOM           03009T101         3,424      289700            Sole           Sole
AMLI RESIDENTIAL PPTYS TSH BEN INT    001735109         8,899      303300            Sole           Sole
APARTMENT INVESTMENT MANCOM           03748R101        12,841      412500            Sole           Sole
ARCHSTONE-SMITH TRUST   COM           039583109        20,947      714200            Sole           Sole
ATLANTIC REALTY TRUST   COM           048798102         8,317      504088            Sole           Sole
AVALONBAY COMMUNITIES INCOM           053484101        41,576      735600            Sole           Sole
FAIRMONT HOTELS & RESORTCOM           305204109        32,509     1206261            Sole           Sole
FEDERAL RLTY INVESTMENT COM           313747206           906       21780            Sole           Sole
FELCOR LODGING          COM           31430F101        14,336     1184800            Sole           Sole
INTERSTATE HOTELS & RESRCOM           46088S106         8,134     1509076            Sole           Sole
LA QUINTA CORP          PAIRED        50419U202         5,133      611018            Sole           Sole
LODGIAN INC             COM           54021P403         1,583      150000            Sole           Sole
MERISTAR HOSPITALITY    COM           58984Y103         2,736      400000            Sole           Sole
POST PROPERTIES INC     COM           737464107        70,406     2415293            Sole           Sole
PRICE LEGACY CORP.      COM           74144P502        20,337     1101674            Sole           Sole
PROLOGIS TR             COM           743410102        41,591     1263400            Sole           Sole
RECKSON ASSOCIATES REALTCOM           75621K106        39,498     1438400            Sole           Sole
SHURGARD STORAGE CENTERSCOM           82567D104        55,621     1487200            Sole           Sole
STRATUS PPTYS INC       COM           863167201         3,903      301409            Sole           Sole
SUMMIT PROPERTIES INC   COM           866239106        39,252     1530900            Sole           Sole
SUN COMMUNITIES         COM           866674104        28,640      760700            Sole           Sole
WELLS REAL ESTATE INV TRCOM           949906101            20        2500            Sole           Sole

